Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Domestic and Foreign Components of Loss Before Income Tax Benefit

The following table presents domestic and foreign components of loss before income tax benefit for the periods presented (in thousands):

	Year Ended December 31,
	2020	2019	2018
U.S.	$5,868	$3,633	$3,116
Non-U.S.	51,589	68,095	93,596
Loss before income tax benefit	$57,457	$71,728	$96,712

Reconciliation Setting Forth Differences Between Effective Tax Rate and U.S. Statutory Tax Rate

A reconciliation setting forth the differences between the Company’s effective tax rate and the U.S. statutory tax rate is as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Income tax benefit at federal statutory rate	$1,232	$763	$654
State and local income taxes net of federal tax benefit	787	247	522
Federal credits	1,210	2,454	1,267
Federal rate change	—	—	—
Nondeductible/nontaxable permanent items	4	(89)	77
Share based compensation benefit and other	1,644	—	(56)
Change in valuation allowance	(4,877)	(3,376)	(2,464)
Income tax benefit	$—	$—	$—
Effective tax rate	0.0%	0.0%	0.0%

Significant Components of Deferred Tax Assets

The significant components of the Company’s deferred tax assets are as follows (in thousands):

	Year Ended December 31,
	2020	2019
Deferred tax assets:
Federal and state net operating loss carryforwards	$1,012	$832
Credits	8,903	7,522
Deferred rent	6	17
Other accrued liabilities	509	84
Depreciation	5	47
Share based compensation	2,336	—
Deferred interest	1,871	1,264
Total deferred tax assets	14,642	9,766
Deferred tax liabilities:
Other accrued liabilities	—	—
Depreciation	—	—
Total deferred tax liabilities	—	—
Valuation allowance	14,642	9,766
Net deferred tax liability	$—	$—